Cover	6 Months Ended
Jun. 30, 2024
Entity Listings [Line Items]
Document type	6-K
Document period end date	Jun. 30, 2024
Current fiscal year end date	--12-31
Entity registrant name	DIANA SHIPPING INC.
Entity central index key	0001318885
Document fiscal year focus	2024
Document fiscal period focus	Q2
Amendment flag	false